Revenue - Disaggregation of Revenue (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Disaggregation of Revenue	$ 247,260	$ 129,418	$ 889,058	$ 491,760	$ 299,281
Vacation rental platform
Disaggregation of Revenue [Line Items]
Disaggregation of Revenue	236,383	118,213	841,973	454,476	289,720
Other services
Disaggregation of Revenue [Line Items]
Disaggregation of Revenue	$ 10,877	$ 11,205	$ 47,085	$ 37,284	$ 9,561